Credit Risk - Schedule of Macroeconomic Assumptions for Each Five Scenarios (Details)	Dec. 31, 2025	Dec. 31, 2024
Upside
Disclosure of credit risk exposure [line items]
GDP growth, year 1	1.10%	0.30%
GDP growth, year 2	1.50%	0.90%
GDP growth, year 3	1.70%	2.00%
GDP growth, year 4	2.30%	2.50%
GDP growth, year 5	2.50%	2.50%
GDP growth, year 6	2.60%	2.50%
GDP growth, year 7	2.70%	2.50%
GDP growth rate, five-year average increase/decrease	2.30%	2.40%
Bank of England base rate, year 1	4.75%	5.25%
Bank of England base rate, year 2	3.75%	4.75%
Bank of England base rate, year 3	3.00%	3.25%
Bank of England base rate, year 4	3.00%	3.00%
Bank of England base rate, year 5	3.00%	3.00%
Bank of England base rate, year 6	3.00%	3.00%
Bank of England base rate, year 7	3.00%	3.00%
Bank of England base rate, five-year end period	3.00%	3.00%
Bank of England base rate, five-year peak	3.75%	4.75%
House price growth, year 1	4.00%	(0.70%)
House price growth, year 2	2.30%	4.80%
House price growth, year 3	4.10%	4.30%
House price growth, year 4	4.50%	4.70%
House price growth, year 5	4.50%	4.60%
House price growth, year 6	4.50%	4.50%
House price growth, year 7	4.50%	4.60%
House price growth rate, five-year average increase/decrease	4.40%	4.70%
Unemployment rate, year 1	4.40%	3.80%
Unemployment rate, year 2	4.70%	4.40%
Unemployment rate, year 3	4.70%	4.10%
Unemployment rate, year 4	4.10%	4.00%
Unemployment rate, year 5	4.00%	4.00%
Unemployment rate, year 6	4.00%	4.00%
Unemployment rate, year 7	4.00%	4.00%
Unemployment rate, five-year end period	4.00%	4.00%
Unemployment rate, five-year peak	4.70%	4.40%
CRE price growth rate, year one	0.50%	(5.60%)
CRE price growth rate, year two	2.10%	0.40%
CRE price growth rate, year three	6.70%	5.70%
CRE price growth rate, year four	5.80%	5.20%
CRE price growth rate, year five	3.60%	2.90%
CRE price growth rate, year six	4.00%	3.30%
CRE price growth rate, year seven	2.30%	3.00%
CRE price growth rate, five-year average increase (decrease)	4.60%	4.00%
Base case
Disclosure of credit risk exposure [line items]
GDP growth, year 1	1.10%	0.30%
GDP growth, year 2	1.40%	0.90%
GDP growth, year 3	1.00%	1.40%
GDP growth, year 4	1.40%	1.60%
GDP growth, year 5	1.40%	1.40%
GDP growth, year 6	1.50%	1.40%
GDP growth, year 7	1.50%	1.40%
GDP growth rate, five-year average increase/decrease	1.40%	1.50%
Bank of England base rate, year 1	4.75%	5.25%
Bank of England base rate, year 2	3.75%	4.75%
Bank of England base rate, year 3	3.25%	3.75%
Bank of England base rate, year 4	3.25%	3.50%
Bank of England base rate, year 5	3.25%	3.25%
Bank of England base rate, year 6	3.25%	3.25%
Bank of England base rate, year 7	3.25%	3.25%
Bank of England base rate, five-year end period	3.25%	3.25%
Bank of England base rate, five-year peak	3.75%	4.75%
House price growth, year 1	4.00%	(0.70%)
House price growth, year 2	1.50%	4.50%
House price growth, year 3	2.50%	3.00%
House price growth, year 4	3.00%	3.00%
House price growth, year 5	3.00%	3.00%
House price growth, year 6	3.00%	3.00%
House price growth, year 7	3.00%	3.00%
House price growth rate, five-year average increase/decrease	2.90%	3.20%
Unemployment rate, year 1	4.40%	3.80%
Unemployment rate, year 2	4.80%	4.30%
Unemployment rate, year 3	4.90%	4.40%
Unemployment rate, year 4	4.70%	4.20%
Unemployment rate, year 5	4.40%	4.20%
Unemployment rate, year 6	4.30%	4.20%
Unemployment rate, year 7	4.30%	4.20%
Unemployment rate, five-year end period	4.30%	4.20%
Unemployment rate, five-year peak	4.90%	4.40%
CRE price growth rate, year one	0.50%	(5.60%)
CRE price growth rate, year two	1.70%	(0.10%)
CRE price growth rate, year three	2.20%	2.50%
CRE price growth rate, year four	2.50%	2.80%
CRE price growth rate, year five	2.20%	2.50%
CRE price growth rate, year six	1.90%	2.20%
CRE price growth rate, year seven	1.50%	2.10%
CRE price growth rate, five-year average increase (decrease)	2.20%	2.30%
Downside 1
Disclosure of credit risk exposure [line items]
GDP growth, year 1	1.10%	0.30%
GDP growth, year 2	1.30%	0.80%
GDP growth, year 3	(0.40%)	(0.40%)
GDP growth, year 4	0.00%	0.30%
GDP growth, year 5	0.40%	0.90%
GDP growth, year 6	0.40%	1.00%
GDP growth, year 7	0.70%	1.10%
GDP growth rate, start to trough	(0.70%)	(0.70%)
GDP growth rate, five-year average increase/decrease	0.20%	0.60%
Bank of England base rate, year 1	4.75%	5.25%
Bank of England base rate, year 2	3.75%	4.75%
Bank of England base rate, year 3	4.50%	4.50%
Bank of England base rate, year 4	3.25%	3.25%
Bank of England base rate, year 5	3.25%	3.00%
Bank of England base rate, year 6	3.25%	3.00%
Bank of England base rate, year 7	3.25%	3.00%
Bank of England base rate, five-year end period	3.25%	3.00%
Bank of England base rate, five-year peak	4.50%	4.75%
House price growth, year 1	4.00%	(0.70%)
House price growth, year 2	0.10%	2.00%
House price growth, year 3	(5.30%)	(5.80%)
House price growth, year 4	(4.40%)	(3.70%)
House price growth, year 5	0.70%	2.90%
House price growth, year 6	3.40%	4.40%
House price growth, year 7	4.40%	4.60%
House price growth rate, start to trough	(10.20%)	(10.10%)
House price growth rate, five-year average increase/decrease	(0.70%)
Unemployment rate, year 1	4.40%	3.80%
Unemployment rate, year 2	5.10%	4.40%
Unemployment rate, year 3	5.70%	5.20%
Unemployment rate, year 4	5.80%	5.50%
Unemployment rate, year 5	5.80%	5.50%
Unemployment rate, year 6	5.90%	5.50%
Unemployment rate, year 7	6.00%	5.50%
Unemployment rate, five-year end period	6.00%	5.50%
Unemployment rate, five-year peak	6.00%	5.50%
CRE price growth rate, year one	0.50%	(5.60%)
CRE price growth rate, year two	(0.20%)	(2.30%)
CRE price growth rate, year three	(3.10%)	(5.50%)
CRE price growth rate, year four	(1.90%)	1.70%
CRE price growth rate, year five	(0.80%)	2.00%
CRE price growth rate, year six	0.30%	1.80%
CRE price growth rate, year seven	2.40%	2.40%
CRE price growth rate, start to trough	(6.70%)	(7.40%)
CRE price growth rate, five-year average increase (decrease)	(0.90%)	(0.10%)
Downside 2
Disclosure of credit risk exposure [line items]
GDP growth, year 1	1.10%	0.30%
GDP growth, year 2	1.30%	0.40%
GDP growth, year 3	(3.30%)	(3.40%)
GDP growth, year 4	(1.00%)	(0.90%)
GDP growth, year 5	1.40%	1.30%
GDP growth, year 6	1.40%	2.80%
GDP growth, year 7	1.40%	2.80%
GDP growth rate, start to trough	(5.00%)	(5.20%)
GDP growth rate, five-year average increase/decrease	(0.10%)	0.30%
Bank of England base rate, year 1	4.75%	5.25%
Bank of England base rate, year 2	3.75%	4.75%
Bank of England base rate, year 3	2.00%	2.25%
Bank of England base rate, year 4	1.50%	1.50%
Bank of England base rate, year 5	2.50%	2.50%
Bank of England base rate, year 6	2.75%	2.75%
Bank of England base rate, year 7	3.00%	3.00%
Bank of England base rate, five-year end period	3.00%	3.00%
Bank of England base rate, five-year peak	3.75%	4.75%
House price growth, year 1	4.00%	(0.70%)
House price growth, year 2	0.30%	1.30%
House price growth, year 3	(12.10%)	(20.10%)
House price growth, year 4	(11.90%)	(14.70%)
House price growth, year 5	(4.90%)	5.80%
House price growth, year 6	7.20%	9.60%
House price growth, year 7	7.10%	7.70%
House price growth rate, start to trough	(28.00%)	(33.00%)
House price growth rate, five-year average increase/decrease	(3.70%)	(3.70%)
Unemployment rate, year 1	4.40%	3.80%
Unemployment rate, year 2	5.20%	4.40%
Unemployment rate, year 3	6.80%	8.30%
Unemployment rate, year 4	8.50%	8.20%
Unemployment rate, year 5	7.90%	7.60%
Unemployment rate, year 6	7.10%	7.00%
Unemployment rate, year 7	6.40%	6.40%
Unemployment rate, five-year end period	6.40%	6.40%
Unemployment rate, five-year peak	8.50%	8.50%
CRE price growth rate, year one	0.50%	(5.60%)
CRE price growth rate, year two	(0.80%)	(2.70%)
CRE price growth rate, year three	(16.80%)	(14.90%)
CRE price growth rate, year four	(7.20%)	(8.50%)
CRE price growth rate, year five	2.50%	4.40%
CRE price growth rate, year six	3.00%	3.80%
CRE price growth rate, year seven	3.90%	3.40%
CRE price growth rate, start to trough	(24.10%)	(24.70%)
CRE price growth rate, five-year average increase (decrease)	(3.80%)	(3.30%)
Weighted
Disclosure of credit risk exposure [line items]
GDP growth, year 1	1.10%	0.30%
GDP growth, year 2	1.40%	0.80%
GDP growth, year 3	0.30%	0.60%
GDP growth, year 4	0.90%	1.20%
GDP growth, year 5	1.30%	1.40%
GDP growth, year 6	1.40%	1.60%
GDP growth, year 7	1.50%	1.60%
Bank of England base rate, year 1	4.75%	5.25%
Bank of England base rate, year 2	3.75%	4.75%
Bank of England base rate, year 3	3.40%	3.71%
Bank of England base rate, year 4	3.04%	3.16%
Bank of England base rate, year 5	3.14%	3.08%
Bank of England base rate, year 6	3.16%	3.10%
Bank of England base rate, year 7	3.19%	3.13%
Bank of England base rate, five-year peak	3.79%	4.75%
House price growth, year 1	4.00%	(0.70%)
House price growth, year 2	1.20%	3.60%
House price growth, year 3	(0.60%)	(1.20%)
House price growth, year 4	0.20%	0.30%
House price growth, year 5	2.10%	3.40%
House price growth, year 6	3.70%	4.00%
House price growth, year 7	3.90%	4.00%
House price growth rate, start to trough	(0.30%)	(0.80%)
Unemployment rate, year 1	4.40%	3.80%
Unemployment rate, year 2	4.90%	4.40%
Unemployment rate, year 3	5.30%	4.90%
Unemployment rate, year 4	5.30%	4.90%
Unemployment rate, year 5	5.00%	4.80%
Unemployment rate, year 6	4.90%	4.80%
Unemployment rate, year 7	4.90%	4.70%
Unemployment rate, five-year peak	5.30%	4.90%
CRE price growth rate, year one	0.50%	(5.60%)
CRE price growth rate, year two	1.00%	(0.90%)
CRE price growth rate, year three	(0.30%)	(0.70%)
CRE price growth rate, year four	1.20%	2.00%
CRE price growth rate, year five	1.80%	2.60%
CRE price growth rate, year six	2.00%	2.40%
CRE price growth rate, year seven	2.10%	2.40%
CRE price growth rate, start to trough	(0.10%)	(1.20%)